Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 number	Dec. 31, 2013 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	4	13
Pre-Modification Outstanding Recorded Investment	$ 1,767	$ 17,968
Post-Modification Outstanding Recorded Investment	1,492	17,784
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	4	13
Pre-Modification Outstanding Recorded Investment	1,767	17,968
Post-Modification Outstanding Recorded Investment	1,492	17,784
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	2	5
Pre-Modification Outstanding Recorded Investment	421	4,221
Post-Modification Outstanding Recorded Investment	421	4,187
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	1	0
Pre-Modification Outstanding Recorded Investment	976	0
Post-Modification Outstanding Recorded Investment	960	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	3	5
Pre-Modification Outstanding Recorded Investment	1,397	4,221
Post-Modification Outstanding Recorded Investment	1,381	4,187
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	309	354
Pre-Modification Outstanding Recorded Investment	27,078	26,606
Post-Modification Outstanding Recorded Investment	27,514	26,224
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	151	426
Pre-Modification Outstanding Recorded Investment	10,050	30,400
Post-Modification Outstanding Recorded Investment	9,958	30,104
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	460	780
Pre-Modification Outstanding Recorded Investment	37,128	57,006
Post-Modification Outstanding Recorded Investment	37,472	56,328
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	34	49
Pre-Modification Outstanding Recorded Investment	9,362	18,716
Post-Modification Outstanding Recorded Investment	8,879	19,184
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	64	50
Pre-Modification Outstanding Recorded Investment	327	233
Post-Modification Outstanding Recorded Investment	315	221
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number	565	897
Pre-Modification Outstanding Recorded Investment	49,981	98,144
Post-Modification Outstanding Recorded Investment	$ 49,539	$ 97,704